Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 241,000.00
Previously Paid Amount	0.00
Total Fee Amount	33.28
Total Offset Amount	0.00
Net Fee	33.28
Narrative - Max Aggregate Offering Price	$ 241,000.00
Final Prospectus	true